Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

December 30, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Strategic Trust

(File Nos. 333-160595 and 811-22311)

Schwab U.S. Broad Market ETF	Schwab U.S. Small-Cap ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Dividend Equity ETF
Schwab U.S. Large-Cap Growth ETF	Schwab International Equity ETF
Schwab U.S. Large-Cap Value ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Mid-Cap ETF	Schwab Emerging Markets Equity ETF

Post-Effective Amendment No. 56

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated December 27, 2013, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Director and Corporate Counsel
Charles Schwab Investment Management, Inc.